INCOME TAX EXPENSES - Schedule of Income Tax Expense Benefit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Current tax expense
Current period	$ 6,085	$ 118,245
Changes in estimates related to prior years	93,187	0
Current tax expense	99,272	118,245
Origination and reversal of temporary difference	0	4,793
Income tax expenses	$ 99,272	$ 123,038